Purchased In-Process Research And Development (IPR&D) And Special Charges (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
IPR&D charges of certain pre-development technology assets			$ 4,400,000	$ 12,244,000	$ 5,842,000
Severance and benefit costs					71,100,000
Severance and benefit costs, number of employees impacted			550		725
Intangible asset impairment charges			51,900,000
Inventory obsolescence charges		27,900,000
Pension settlement charge	12,600,000
Total special charges			218,734,000		107,700,000
Legal settlement charge				16,500,000
CRM [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Severance and benefit costs, number of employees impacted			650
Restructuring reserve period expense			21,100,000
Idle facility costs			3,600,000
Pension settlement charge			12,600,000
Cost Of Sales [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Severance and benefit costs					6,600,000
Impairment charges			8,900,000		3,500,000
Inventory obsolescence charges				27,900,000	17,700,000
Restructuring reserve period expense			9,500,000
Contract Termination [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Restructuring reserve period expense contract termination			6,900,000		1,800,000
Other Unrelated Costs [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Restructuring reserve period expense			6,600,000		5,100,000
Fixed Asset Charges [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Impairment charges					6,100,000
Total special charges			26,208,000
Fixed Asset Charges [Member] | CRM [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Impairment charges			12,000,000
Fixed Asset Diagnostic Equipment [Member] | Cost Of Sales [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Impairment charges					5,900,000
Employee Termination Costs [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Total special charges			81,912,000
Employee Termination Costs [Member] | Cost Of Sales [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Severance and benefit costs			9,200,000
Inventory Charges [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Total special charges			19,896,000
Other [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Legal settlement charge			4,200,000
Total special charges			38,774,000
Intangible Assets [Member] | Customer Relationship [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Intangible asset impairment charges			$ 48,700,000